ACQUISITION (Details) - USD ($) shares in Millions, $ in Millions	Feb. 28, 2017	Feb. 27, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets acquired and liabilities assumed
Exploration and evaluation assets			$ 474.6	$ 169.2
Current liabilities			(231.1)	(195.5)
Other non-current liabilities			(0.2)	0.0
Consideration transferred
Less: Cash and cash equivalents acquired			$ (664.1)	$ (652.0)	$ (481.0)
Merrex Gold Inc.
Assets acquired and liabilities assumed
Exploration and evaluation assets	$ 36.6
Current liabilities	(3.9)
Other non-current liabilities	(0.4)
Share of net assets (liabilities) of joint ventures	32.3
Consideration transferred
Share consideration	27.4
Less: Cash and cash equivalents acquired	(0.1)
Transaction costs	0.2
Consideration transferred	27.5
Assets acquired	$ 32.3
Merrex Gold Inc.
Disclosure of detailed information about business combination [line items]
Merrex Siribaya Project ownership percentage		50.00%
Siribaya Project ownership percentage	100.00%	50.00%
Number of shares issued as consideration	6.9
Consideration transferred
Less: Cash and cash equivalents acquired	$ (0.1)
Transaction costs	0.2
Consideration transferred	$ 27.5
Initial investment		$ 4.8
Number of shares held in entity		45.8
Proportion of ownership interest in associate		23.00%